Subsequent events (Details Narrative)								1 Months Ended	6 Months Ended	9 Months Ended						12 Months Ended
	Feb. 24, 2021 CAD ($) $ / shares shares	Feb. 19, 2021 $ / shares shares	Oct. 09, 2020 $ / shares shares	May 12, 2020 USD ($) $ / shares shares	May 12, 2020 CAD ($) shares	Feb. 26, 2020 USD ($) $ / shares shares	Feb. 26, 2020 CAD ($) shares	Oct. 31, 2020 shares	Dec. 31, 2020 $ / shares	Sep. 30, 2021 $ / shares	[1]	Sep. 30, 2020 USD ($) shares		Sep. 30, 2020 CAD ($) $ / shares shares		Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 $ / shares shares		Oct. 09, 2020 $ / shares	May 12, 2020 $ / shares	Feb. 26, 2020 $ / shares
Subsequent Event [Line Items]
Stock option exercise price										$ 0.34				$ 0.55	[2],[3]
Units issued during the period | shares			5,572,980					5,572,980
Price per unit | (per share)			$ 0.49											$ 0.05					$ 0.49
Gross proceeds from issuance												$ 125,180		$ 165,760		$ 125,180
Common Stock [Member]
Subsequent Event [Line Items]
Units issued during the period | shares												3,098,216	[4]	3,098,216	[4]		160,408	[5]
Non-Brokered Private Placement [Member]
Subsequent Event [Line Items]
Units issued during the period | shares				107,143	107,143	2,991,073	2,991,073
Price per unit																				$ 0.56	$ 0.56
Gross proceeds from issuance				$ 44,671	$ 60,000	$ 1,256,854	$ 1,675,000
CAD [Member]
Subsequent Event [Line Items]
Stock option exercise price									$ 0.55								$ 0.56
Price per unit																$ 0.05
Gross proceeds from issuance | $																$ 165,760
CAD [Member] | Non-Brokered Private Placement [Member]
Subsequent Event [Line Items]
Price per unit				$ 0.56		$ 0.56
Gross proceeds from issuance | $				$ 60,000		$ 1,675,000
Officer [Member]
Subsequent Event [Line Items]
Number of vested stock option shares | shares		1,037,977
Stock option exercise price		$ 0.335
Officer [Member] | Forecast [Member]
Subsequent Event [Line Items]
Number of vested stock option shares | shares		764,706
Subsequent Event [Member] | Non-Brokered Private Placement [Member]
Subsequent Event [Line Items]
Units issued during the period | shares	19,994,080
Subsequent Event [Member] | CAD [Member]
Subsequent Event [Line Items]
Stock options granted during the period | shares	351,000
Stock option exercise price	$ 0.40
Cash commission | $	$ 140,400
Subsequent Event [Member] | CAD [Member] | Non-Brokered Private Placement [Member]
Subsequent Event [Line Items]
Price per unit	$ 0.40
Gross proceeds from issuance | $	$ 7,997,632
Subsequent Event [Member] | CAD [Member] | Non-Brokered Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Price per unit	$ 0.60
Subsequent Event [Member] | Officer [Member]
Subsequent Event [Line Items]
Stock options granted during the period | shares		1,037,977
Number of vested stock option shares | shares		273,271
Expiration term		5 years
Subsequent Event [Member] | Officer [Member] | CAD [Member]
Subsequent Event [Line Items]
Stock option exercise price		$ 0.335

[1]	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vest immediately and the balance of 764,706 stock options shall vest on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $43,941 and $160,750, for the three and nine months ended September 30, 2021, respectively (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[2]	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one-fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $104,890 and $427,034, for the three and nine months ended September 30, 2021 respectively (three and nine months ended September 30, 2020 - $201,728 and $357,409, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[3]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $10,430 and $48,189, for the three and nine months ended September 30, 2021 respectively (three and nine months ended September 30, 2020 - $45,173 and $186,614, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[4]	Shares issued at C$0.56, converted to US at $0.42 (note 9)
[5]	Units issued at C$4.50, converted to US at $3.42 (note 10)